Adoption of IFRS 16 Leases - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jul. 01, 2019	Jun. 30, 2019
Disclosure of initial application of standards or interpretations [line items]
Total assets	£ 31,733	£ 32,094	£ 31,531	£ 31,296
Total liabilities	22,503	20,961	£ 21,375	£ 21,140
Depreciation of right-of-use assets	39
Interest expense on lease liabilities	7	£ 4
Principal lease payments	32
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Weighted average incremental borrowing rate applied to lease liabilities at date of initial adoption of IFRS 16			3.20%
Total assets			£ 235
Total liabilities			£ 235
Interest expense on lease liabilities	£ 4